Long-Term Debt (Tables)	12 Months Ended
Sep. 30, 2014
Long-term Debt, Unclassified [Abstract]
Schedule Of Long-Term Debt

	2013	2014
5.625% notes due November 2013	$250	—
5.0% notes due December 2014	250	250
4.125% notes due April 2015	250	250
4.75% notes due October 2015	250	250
5.125% notes due December 2016	250	250
5.375% notes due October 2017	250	250
5.25% notes due October 2018	400	400
5.0% notes due April 2019	250	250
4.875% notes due October 2019	500	500
4.25% notes due November 2020	300	300
2.625% notes due February 2023	500	500
6.0% notes due August 2032	250	250
6.125% notes due April 2039	250	250
5.25% notes due November 2039	300	300
Other	72	81
Long-term debt	4,322	4,081
Less: Current maturities	267	522
Total, net	$4,055	3,559